VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Leased Assets [Line Items]
Impairment of vessels	$ 32,000	$ 121,400
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	(1,047,138)	(1,051,607)	(887,389)	(1,022,623)
Capital Leases, Balance Sheet, Assets by Major Class, Net	893,089	1,022,172	1,427,526	1,740,666
Capital Leased Assets, Gross	1,940,227	2,073,779	2,314,915	2,763,289
Disposal of vessel under capital lease cost	(110,625)	(153,136)	(272,374)
Disposal of accumulated depreciation of vessels under capital lease	100,806	87,678	224,633
Transfer of cost of vessels under capital lease to vessels and equipment		(88,000)	(176,000)
Transfer of accumulated depreciation on vessels under capital lease to vessels and equipment		34,267	63,429
Capital lease modification adjustment to carrying value of asset	9,115	(156,310)
Impairment of vessels	(32,042)
Depreciation expense on capital leases	$ (96,337)	$ (129,853)	$ (152,828)